Summary of Significant Accounting Policies - Additional Information (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Increment percentage	1.00%
Participant note receivable, days past due to be considered delinquent	90 days
Forfeited nonvested account	$ 2,043	$ 3,835
Amount of forfeitures used to offset employer contributions	1,792
Administrative expense	0
Maximum
EBP, Accounting Policy [Line Items]
Termination of employment, account balance	5,000
Terminated employees vested account balance	1,000
Minimum
EBP, Accounting Policy [Line Items]
Termination of employment, account balance	$ 1,000